Note 7 - Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
7
-
STOCKHOLDERS’
EQUITY (DEFICIT)

On
June
17,
2016,
the Company held a Special Meeting of Stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders approved a third
amendment and restatement (the “Third Amendment and Restatement”) to the Company’s Amended and Restated Certificate of Incorporation, effective
July
27,
2016
(the “Effective Time”), to effect a
one
-for-
15,463.7183
reverse split of the Company’s common stock (the “Reverse Stock Split”). Pursuant to the Reverse Stock Split, at the Effective Time, each
15,463.7183
shares of common stock owned by a stockholder were combined into one
new share of common stock, with any fractional shares that would otherwise be issuable as a result of the Reverse Stock Split being rounded up to the nearest whole share. The Third Amendment and Restatement also effected (i) a reduction in the Company’s authorized shares of common stock from
100
billion shares to
100
million shares, (ii) an increase in the par value of the Company’s common stock from
$0.000001
per share to
$0.0001
per share and (iii) a reduction in the Company’s authorized shares of preferred stock from
5
billion shares to
20
million shares.

Stock-Based Compensation

In connection with the Merger, all of the issued and outstanding options to purchase shares of Prior Protagenic common stock converted, on a
1
for
1
basis, into options (the “
New Options
”), to purchase shares of our Series B Preferred Stock. The New Options will be administered under Prior Protagenic’s
2006
Employee, Director and Consultant Stock Plan (the “
2006
Plan
”), which the Company assumed and adopted.

The Plan is authorized to issue up to
2,000,000
stock options. In accordance with the Plan, the Company can grant to certain employees, directors or consultants options to purchase shares of the Company’s common stock which vest automatically or ranging from a one
-year period to a
five
-year period. The shares are exercisable over a period of
ten
years from the date of grant. The Plan provides that qualified options be granted at an exercise price equal to the fair market value at the date of grant.

There were
2,592,229
options outstanding as of
September
30,
2016.
The fair value of each stock option granted was estimated using the Black-Scholes assumptions and or factors as follows:

Expected dividend yield		0%
Risk free interest rate	1.01%	-	2.43%
Expected life in years		5
Expected volatility	85%	-	213%

The following is an analysis of the stock option grant activity under the Plan:

		Exercise	Weighted Average
	Number	Price	Exercise Price
Stock Options

Outstanding January 1, 2016	1,707,744		$0.84
Granted	1,301,084	$1.25
Expired	(416,599)
Outstanding September 30, 2016	2,592,229		$1.04

On
February
12,
2016,
the Company issued
100,000
options (on a post-Reverse Split basis) under the
2006
Plan to its Chief Financial Officer as a sign-on bonus. These options have an exercise price of
$1.25
per share, a
ten
-year term and vest over a
three
-year period in
35
monthly installments of
0.18
shares and a final installment of
2,778
shares. The terms of the option grant also include full vesting acceleration upon a change of control. The Company recognized compensation expense related to this issuance
$10,383
and
$5,192
for the
nine
and
three
months ended
September
30,
2016
and
March
31,
2016,
respectively.

On
April
15,
2016,
our Compensation Committee of our Board determined that each board member will be compensated an option grant of
40,000
options per year, plus
5,000
options for serving as the Chair of a committee. Options shall have
10
-year expiration dates,
24
-month vesting cycles, and a strike price of
$1.25
per share, or more in future time periods to match the fair market value of the Company’s common stock. The aggregate amount granted was
175,000
options.

On
April
15,
2016,
the Board granted
1,008,299
options to employees and consultants. These options shall have
10
-year expiration dates,
12
to
48
month vesting cycles, and a strike price of
$1.25
per share.

During the quarter,
17,785
options were granted to former Atrinsic executives. These options have
3
-year expiration dates, and a strike price of
$1.25
per share.

The total number of options granted and vested during the
nine
month period ended
September
30,
2016
was
1,974,445
and
133,229,
respectively. The exercise price for theses
1,974,445
options was
$1.25
per share.

The Company recognized compensation expense related to options issued of
$450,566
during the
nine
month period ended
September
30,
2016.

On
June
17,
2016,
the stockholders of the Company approved the adoption of the
2016
equity compensation plan at the Special Meeting. No further options will be granted under the
2006
equity compensation plan, which we assumed in connection with the Merger. Details of this plan can be found with the Company’s Form
8
-K filed
June
20,
2016.

Warrants:

In connection with the Merger, all of the issued and outstanding warrants to purchase shares of Prior Protagenic common stock, converted, on a
1
for
1
basis, into new warrants (the “
New Warrants
”) to purchase shares of our Series B Preferred Stock.

Simultaneous with the Merger and the Private Offering, New Warrants to purchase
3,403,367
shares of Series B Preferred Stock at an average exercise price of approximately
$1.05
per share were issued to holders of Prior Protagenic warrants; additionally, holders of
$665,000
of our debt and
$35,000
of accrued interest exchanged such debt for
five
-year warrants to purchase
295,945
shares of Series B Preferred Stock at
$1.25
per share. Placement Agent Warrants to purchase
127,346
shares of Series B Preferred Stock at an exercise price of
$1.25
per share were issued in connection with the Private offering. These warrants to purchase
423,291
shares of Series B Preferred Stock have been recorded as derivative liabilities. See Note
6.

A summary of warrant issuances are as follows:

		Exercise	Weighted Average
	Number	Price	Exercise Price
Warrants
Outstanding January 1, 2016	3,403,367		$1.05
Granted	423,291	$1.25
Outstanding September 30, 2016	3,826,658		$1.07

NOTE
6
                   STOCKHOLDERS’ DEFICIT

Common Stock

The Company adopted a certificate of amendment to the Company’s restated certificate of incorporation to increase the number of authorized shares of its
$.001
par value common stock from
10,000,000
shares to
20,000,000
shares which was recorded by the state of Delaware on
October
2,
2015.

No
common stock was issued during the years ended
December
31,
2015
and
2014.

Stock-Based Compensation

On
March
15,
2006,
the Company adopted the “Protagenic Therapeutic, Inc.
2006
Employee, Director and Consultant Stock Plan” (the “Plan”) and authorized
140,000
shares for issuance pursuant to the Plan. On
April
1,
2012,
the Company increased the number of authorized shares to
2,000,000
shares. In accordance with the Plan, the Company can grant to certain employees, directors or consultants options to purchase shares of the Company’s common stock which vest automatically or ranging from a one
-year period to a
five
-year period. The shares are exercisable over a period of
ten
years from the date of grant. The Plan provides that qualified options be granted at an exercise price equal to the fair market value at the date of grant, as determined by the Board of Directors. During the years ended
December
31,
2015
and
2014,
the Company granted a total of
490,000
and
240,000
respectively, options to purchase shares of the Company’s common stock at an exercise price of
$1.25
and
$1.00
per share. The
2015
and
2014
options vest monthly ranging from
six
months to over a
five
-year period for
one
individual.

Management has determined that for each round of stock options granted, it was reasonable to estimate the fair value of the common stock options using the Black Scholes option pricing model. Accordingly, the Company has accounted for options using this calculated value method. Based on the fact that the Company is a privately held company with no revenue, management has estimated its expected future equity volatility factor in valuing the Company’s common stock equivalents by starting with its historical volatility adjusted for the volatility of equity interests from comparable publicly traded and privately held published companies to arrive at such industry benchmarks to evaluate.

The fair value of each stock option granted and warrant issued during
2015
and
2014
was estimated using the Black Scholes assumptions and or factors as follows:

	2015			2014
Expected dividend yield		0%		0%
Risk free interest rate	1.66%	-	2.43%	2.30%
Expected life in years		10		10
Expected volatility		85%		85%

No
stock options expired or were forfeited during the years ended
December
31,
2015
and
2014.
As of
December
31,
2015,
the stock options had
no
intrinsic value as there was no current market value for the shares. The Company recognized stock-based compensation expense pertaining to the options granted of
$190,751
and
$85,168
during the years ended
December
31,
2015
and
2014,
respectively.

Stock-Based Compensation (continued)

As of
December
31,
2015
and
2014,
the Plan had remaining option shares to be granted of
292,256
and
782,256,
respectively. Unrecognized compensation expense related to unvested awards as of
December
31,
2015
was approximately
$290,985,
and will be recognized over the remaining vesting periods of the underlying awards.

The following is an analysis of the stock option grant activity under the Plan:

		Exercise	Weighted Average
	Number	Price	Exercise Price
Stock Options

Outstanding January 1, 2014	977,744		$0.60
Granted	240,000	$1.00
Outstanding December, 31, 2014	1,217,744		$0.68
Granted	490,000	$1.25
Outstanding December, 31, 2015	1,707,744		$0.84

The following is an analysis of the vested and non-vested stock options under the Plan as of
December
31,
2015:

Number of Options	Expiration Date	Remaining Contractual Life (Years)	Exercise Price
104,150	March 1, 2016	0.17	$0.26
312,449	March 15, 2016	0.21	$0.26
55,000	August 1, 2016	0.59	$0.26
60,000	November 1, 2016	0.84	$0.26
21,145	February 1, 2017	1.09	$1.00
290,000	March 1, 2021	5.25	$1.00
10,000	June 10, 2021	5.45	$1.00
50,000	April 1, 2022	6.25	$1.00
75,000	December 1, 2022	6.92	$1.00
90,000	March 1, 2024	8.17	$1.00
215,000	March 1, 2025	9.17	$1.25
75,000	March 9, 2025	9.19	$1.25
150,000	March 1, 2027	11.17	$1.00
200,000	January 22, 2030	14.07	$1.25
1,707,744

Warrants

The Company has conducted private placement offerings to raise financing since its formation. In connection with the private placement offerings that occurred in
2013,
2011,
and
2007,
the Company offered its common stock at a fixed purchase price of
$1.00
per share,
$0.001
par value, and offered
3
warrants for each share purchased. The warrants have an exercise price of
$1.00
per share and have an exercise term of
ten
years from the date of issuance.

The Company has warrants outstanding as follows:

	December 31, 2015	December 31, 2014
Financing and stock subscriptions (includes 300,000 warrants to the Major Stockholder and Chairman)	2,100,000	2,100,000
Consultants	350,000	100,000
Major Stockholder and Chairman	953,367	953,367
Total Warrants Issued	3,403,367	3,153,367

A summary of warrant issuances are as follows:

		Exercise	Weighted Average
	Number	Price	Exercise Price
Warrants

Outstanding January 1, 2014	3,153,367		$1.01
Granted	-	$-
Outstanding December, 31, 2014	3,153,367		$1.00
Granted	250,000	$1.25
Outstanding December, 31, 2015	3,403,367		$1.05

All outstanding warrants are currently exercisable. A summary of warrants issued and outstanding at
December
31,
2015
is summarized as follows:

Number of Common Stock Equivalents	Expiration Date	Remaining Contractual Life(Years)			Exercise Price
100,000	01/01/2017		1.2		$1.25
675,000	07/07/2021	5.5	to	6.7	$1.00
2,628,367	12/20/2023	7.3	to	8.1	$1.05
3,403,367

The Company recognized stock-based compensation expense pertaining to the warrants issued of
$287,878
and
$0
during the years ended
December
31,
2015
and
2014,
respectively.

As of
December
31,
2015,
the Major Stockholder and Chairman has been issued
1,253,367
warrants to purchase
417,789
shares of common stock at an exercise price of
$1.00
exercisable over
10
year periods which ends either on
May
19,
2021
(warrants to purchase
100,000
shares of common stock) or on
February18,
2023
(warrants to purchase
317,789
shares of common stock).